Financial Risk Management - Market Price Fluctuations - Currency Appreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	$ (123.6)	$ (4.8)
Net earnings (loss)	(138.4)	(12.7)
Pre-tax other comprehensive income (loss)	(729.0)	(542.2)
Other comprehensive income (loss)	(677.3)	(495.7)
Canadian dollar
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	5.9	(25.6)
Net earnings (loss)	1.7	(25.1)
Pre-tax other comprehensive income (loss)	(210.4)	(112.1)
Other comprehensive income (loss)	(209.3)	(115.5)
Euro
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	31.4	(35.2)
Net earnings (loss)	26.9	(26.5)
Pre-tax other comprehensive income (loss)	(64.1)	(17.4)
Other comprehensive income (loss)	(40.0)	13.7
British pound sterling
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	41.6	58.3
Net earnings (loss)	35.5	48.8
Pre-tax other comprehensive income (loss)	(50.1)	(56.4)
Other comprehensive income (loss)	(49.1)	(55.6)
Indian rupee
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	(252.6)	(47.3)
Net earnings (loss)	(235.8)	(45.9)
Pre-tax other comprehensive income (loss)	(247.9)	(247.7)
Other comprehensive income (loss)	(230.5)	(229.2)
All other currencies
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	50.1	45.0
Net earnings (loss)	33.3	36.0
Pre-tax other comprehensive income (loss)	(156.5)	(108.6)
Other comprehensive income (loss)	$ (148.4)	$ (109.1)